SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - $ / shares	May 30, 2025	May 30, 2024
Public warrants shares	35,540,380
Public warrants per half share	$ 0.10
Public Warrants [Member]
Public warrants shares	35,540,380	35,540,380
Public warrants per half share	$ 5.75	$ 5.75